Intellectual Property (Details Textual) (Intellectual Property [Member], USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Intellectual Property [Member]
Intellectual Property (Textual)
Useful life	20 years
Amortization expense	$ 708,724	$ 706,616
Residual value